Significant Accounting Policies - Schedule of the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details)	Dec. 31, 2024
Vehicles [Member]
Significant Accounting Policies - Schedule of the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Property and equipment	15.00%
Leasehold improvement [Member]
Significant Accounting Policies - Schedule of the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Property and equipment		[1]
Minimum [Member] | Computers and peripheral equipment [Member]
Significant Accounting Policies - Schedule of the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Property and equipment	15.00%
Minimum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies - Schedule of the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Property and equipment	7.00%
Maximum [Member] | Computers and peripheral equipment [Member]
Significant Accounting Policies - Schedule of the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Property and equipment	33.00%
Maximum [Member] | Office furniture and equipment [Member]
Significant Accounting Policies - Schedule of the Straight-Line Method Over the Estimated Useful Lives of the Assets (Details) [Line Items]
Property and equipment	15.00%

[1]	Leasehold improvements are amortized using the straight-line method over the shorter of the lease term or the estimated useful life of the improvements.